Employee Benefit Plans and Non-Qualified Plans - Estimated Future Benefit Payments to Retirees (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 86
2019	94
2020	92
2021	100
2022	107
2023 - 2027	709
Non Qualified Supplemental Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	1,572
2019	1,472
2020	1,368
2021	1,261
2022	1,154
2023 - 2027	$ 4,163